Other Items/Subsequent Events - Additional Information (Detail) - USD ($)	Mar. 14, 2024	Mar. 13, 2024	Mar. 12, 2024	Jan. 05, 2024	Feb. 24, 2023	Jan. 24, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 12, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of ordinary shares authorised							1,000,000,000		500,000,000	500,000,000
Warrant price per share							$ 0.01		$ 0.01	$ 0.01
Securities Purchase Agreement - Registered Direct Offering
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Aggregate gross proceeds from registered offering	$ 5,000,000
Nasdaq Capital Market
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Minimum bid price requirement				$ 1
Securities Purchase Agreement | Securities Purchase Agreement - Registered Direct Offering
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Expiration term			5 years
Securities Purchase Agreement | Top of Range | Securities Purchase Agreement - Registered Direct Offering
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares that can be purchased with warrants		125,000,000
Purchase Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant price per share					$ 4.4475
ADS Ratio Change | Bottom of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Bid price				$ 1
Ordinary Shares | Securities Purchase Agreement | Securities Purchase Agreement - Registered Direct Offering
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant price per share			$ 1
Exercise price		$ 1
Number of shares agreed to sell and issue			125,000,000
Ordinary Shares | Securities Purchase Agreement | Securities Purchase Agreement - Registered Direct Offering | American Depositary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Gross purchase price of share			$ 1
Number of shares agreed to sell and issue			5,000,000
Number of shares that can be purchased with warrants		5,000,000
Ordinary Shares | Extraordinary General Meeting of Shareholders
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount of ordinary shares authorised						$ 10,000,000
Number of ordinary shares authorised						1,000,000,000
Warrant price per share						$ 0.01
Ordinary Shares | Purchase Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Gross purchase price of share					0.178
Ordinary Shares | Increase in Authorised Share Capital | Extraordinary General Meeting of Shareholders
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount of ordinary shares authorised						$ 50,000,000
Number of ordinary shares authorised						5,000,000,000
Warrant price per share						$ 0.01
American Depositary Share | Purchase Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant price per share					4.4475
Gross purchase price of share					$ 4.45
K2HV Loan Agreement | Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant price per share								$ 0.1447			$ 0.5257
K2HV Loan Agreement | American Depositary Share
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant price per share								$ 3.6175			$ 13.1425